Introduction, basis of presentation of the consolidated financial statements and other information - Hedge accounting and goodwill (Details) - MXN ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Financial instruments
Assets subject to IBOR Reform		$ 1,383,058
Liabilities subject to IBOR Reform		$ 1,452,559
Goodwill impairment	$ 0
Minimum
Financial instruments
Percentage of hedge effectiveness		80.00%
Maximum
Financial instruments
Percentage of hedge effectiveness		125.00%